ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued expenses at March 31, 2017 and December 31, 2016 consist of the following:

	March 31, 2017	December 31, 2016
Accrued accounting and legal	$142,810	$120,464
Accrued reimbursements	9,885	43,116
Accrued consulting	18,266	1,192
Accrued research and development expenses	392,601	181,884
Accrued office and other	2,762	10,202
Deferred rent	2,391	2,912
Accrued settlement related to arbitration	13,333	13,333
	$582,048	$373,103

Accounts payable and accrued expenses at December 31, 2016 and 2015 consist of the following:

	2016	2015
Accrued accounting and legal	$120,464	$112,723
Accrued reimbursements	43,116	13,613
Accrued consulting	1,192	15,200
Accrued research and development expenses	181,884	34,179
Accrued office and other	10,202	31,482
Deferred rent	2,912	3,016
Accrued settlement related to arbitration	13,333	13,333
	$373,103	$223,546